FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:
Variable Account A
of Monarch Life Insurance Company
330 Whitney Avenue, Suite 500
Holyoke, MA 01040-2857
2.	Name of each series of class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
NOT APPLICABLE

3.	Investment Company Act File Number:	811-3089

Securities Act File Number:	2-68886	*,33-457,33-13285,33-31874,33-12717
* The fee, if any, is paid on the filing for 2-68886
4(a	).	Last day of fiscal year for which this notice is filed:	December 31, 2018

4(b	).	[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of issuer's fiscal year). (See instructions A.2)

4(c	).	[ ] Check box if this is the last time the issuer will be filing this Form

5.	Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal
year in reliance on rule 24f-2:	$749,887

(ii) Aggregate price of securities redeemed or
repurchased during the fiscal year:	$14,677,722

(iii) Aggregate price of securities redeemed or
repurchased during and prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable	$278,791,255
to the Commissioner

(iv) Total available redemption credits [add items 5(ii) and 5(iii):	$293,468,977

(v) Net sales - if item 5(i) is greater than item 5(iv)
[subtract item 5(iv) from item 5(i)]:	$-

(vi) Redemption credits available for use in future years	$(292,719,090)
- if item 5(i) is less than item 5(iv) [subtract item
5(iv) from item 5(i)]:

(vii) Multiplier for determining registration fee (See
Instruction C.9):	x	0.0001212000

(vii) Registration fee due [multiply Item 5(v) by item	=	$-
5(vii)] (enter "0" if no fee is due):

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deduct here:_________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.
7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see instruction D):
+	$-

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=	$-

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of delivery:
[	]	Wire Transfer
[	]	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By (Signature and Title):_____S/Atilla Aritan ____________________________________________
__________________________________________________________________
Atilla Aritan
Vice President & Assistant Treasurer
Date:	March	25, 2019

* Please print the name and title of the signing officer below the signature.